Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation
Schedule of the combined effects of EIT exemptions and tax rate reductions

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2021, 2022 and 2023 (in thousands except per share data):

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	2,238,907	2,631,764	3,228,359
Earnings per share effect, basic	0.67	0.81	1.00
Earnings per share effect, diluted	0.66	0.80	0.99

Schedule of component of income tax expenses

The following table sets forth the component of income tax expenses of the Group for the years ended December 31, 2021, 2022 and 2023 (in thousands):

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expense	3,720,321	4,542,168	4,568,267
Deferred tax expense	407,948	489,670	131,437
Income tax expenses	4,128,269	5,031,838	4,699,704

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate

	For the year ended December 31,
	2021	2022	2023
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(2.7)	(5.0)	(7.1)
Effect due to different tax rates applicable to overseas entities	(1.8)	0.2	0.2
Effect of lower tax rate applicable to HNTEs	(10.1)	(10.1)	(9.5)
Change in valuation allowance	3.9	1.8	0.6
Effect of withholding income tax (d)	5.3	8.8	4.6
Effective income tax rate	19.6	20.7	13.8

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2022 and 2023 (in thousands):

	December 31,	December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Contract liabilities, primarily for advanced payments from online games customers	1,009,624	1,043,715
Accruals	654,348	808,527
Depreciation and amortization	7,100	2,180
Net operating tax loss carry forward	3,781,233	3,424,344
	5,452,305	5,278,766
Less: valuation allowance	(3,971,516)	(3,718,678)
Total	1,480,789	1,560,088

	December 31,	December 31,
	2022	2023
	RMB	RMB
Deferred tax liabilities:
Withholding income tax(d)	1,947,190	2,165,573
Others	178,930	133,730
Total	2,126,120	2,299,303

Schedule of movement of the aggregate valuation allowances for deferred tax assets	The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

	Balance at	Net change	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2021	3,255,854	393,016	3,648,870
2022	3,648,870	322,646	3,971,516
2023	3,971,516	(252,838)	3,718,678